Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amount due to related parties		¥ 4,314	¥ 9,178
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	¥ 4,314	¥ 9,178

[1]	The amount of RMB9,178 and RMB4,314 as of December 31, 2022 and 2023 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.